Investments - Change in unrealized net capital gains and losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Change in Unrealized Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Loss)
Change in unrealized net capital gains and losses	$ 877	$ 1,163	$ (917)
Amounts recognized for:
Insurance reserves	(370)	(126)	315
DAC and DSI	(150)	(178)	154
Amounts recognized	(520)	(304)	469
Deferred income taxes	(75)	(180)	94
Increase (decrease) in unrealized net capital gains and losses, after-tax	282	679	(354)
EMA limited partnerships
Change in Unrealized Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Loss)
Change in unrealized net capital gains and losses	0	(2)	(1)
Fixed income securities
Change in Unrealized Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Loss)
Change in unrealized net capital gains and losses	877	1,165	(914)
Short-term investments
Change in Unrealized Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Loss)
Change in unrealized net capital gains and losses	0	0	0
Derivative instruments
Change in Unrealized Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Loss)
Change in unrealized net capital gains and losses	$ 0	$ 0	$ (2)